SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Subtotal	$ 1,276,701	$ 1,407,449	$ 724,508
Deferred income tax provision (benefit)	857,381
Total income tax provision	2,134,082	1,407,449	692,405
CAYMAN ISLANDS
Subtotal
Deferred income tax provision (benefit)
MALAYSIA
Subtotal	1,276,701	1,407,449	724,508
Deferred income tax provision (benefit)	$ 857,381		$ (32,103)